Note 9 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of shares (000's)	Weighted average exercise price CAD
Outstanding - January 1, 2014\	14,401	1.22
Granted	2,815	0.21
Forfeited/Expired	(3,437)	1.89
Outstanding - December 31, 2014	13,779	0.85
Granted	1,670	0.34
Exercised	(347)	0.22
Cancelled	(163)	0.25
Forfeited/Expired	(1,731)	2.43
Outstanding - December 31, 2015	13,208	0.60
Granted	2,520	0.42
Exercised	(586)	0.25
Cancelled	(664)	0.28
Forfeited/Expired	(2,468)	1.17
Outstanding - December 31, 2016	12,010	0.48

Schedule of Share-based Compensation, Stock Options and Stock Appreciation Rights Award Activity [Table Text Block]
Number of options (000's)	Vested (000's)	Aggregate intrinsic value CAD (000's)	Price per share CAD			Expiry Date
3,215	3,215	170	0.21	–	1.25	Jan – Sep 2017
3,530	3,530	145	0.30	–	0.56	Mar – Dec 2018
2,745	2,745	385	0.21	–	0.38	Dec 2019 – Dec 2020
100	100	3		0.39		Mar 2021
2,420	2,420	-		0.42		Nov 2021
12,010	12,010	703

December 31, 2016 CAD
Weighted average exercise price for exercisable options	0.48
Weighted average share price for options exercised	0.25
Weighted average years to expiry for exercisable options	2.56

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	2016	2015	2014
General and administration	$461	$175	$215
Exploration	28	22	36
	$489	$197	$251

Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
	2016	2015	2014
Risk-free interest rate	0.62%	0.77%	1.25%
Expected life of options (years)	4.6	4.6	4.3
Annualized volatility	73%	75%	65%
Dividend rate	0.00%	0.00%	0.00%
Fair value per option	$0.18	$0.15	$0.09